May 1, 2023

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE:      BlackRock Advantage Large Cap Core Portfolio, BlackRock Capital Appreciation Portfolio, BlackRock Global Allocation Portfolio, BlackRock Government Money Market Portfolio and BlackRock Sustainable Balanced Portfolio, each a series of BlackRock Series Fund, Inc.

Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A

(Securities Act File No. 002-69062, Investment Company Act File No. 811-03091)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Series Fund, Inc. (the “Registrant”), on behalf of each of its series BlackRock Advantage Large Cap Core Portfolio, BlackRock Capital Appreciation Portfolio, BlackRock Global Allocation Portfolio, BlackRock Government Money Market Portfolio and BlackRock Sustainable Balanced Portfolio (together, the “Funds”), hereby certifies that:

(1) the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds was filed electronically with the Securities and Exchange Commission on April 20, 2023.

Sincerely,

BlackRock Series Fund, Inc.

/s/ Janey Ahn
Janey Ahn
Secretary of the Registrant